Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
13.
Subsequent Events

The Company completed a financial and organizational assessment to increase efficiencies and reduce expenses. As a result of this assessment, the Company is reducing its U.S. and U.K. workforce by approximately 30 employees. The Company estimates that it will incur total expenses relating to the workforce reduction of approximately $2.0 to $2.3 million, consisting of severance and termination-related costs, and expects to record a significant portion of these charges in the fourth quarter of 2022.

On November 11, 2022, the Company signed a definitive agreement to sell its German subsidiary, Freeline Therapeutics GmbH, and certain intellectual property rights pertaining to the business of Freeline Therapeutics GmbH, to Ascend Gene and Cell Therapies Ltd. for $25.0 million, subject to purchase price adjustments.

On October 3, 2022, the Company filed a demand for arbitration before the American Arbitration Association in New York against Brammer pursuant to the Manufacturing Agreement.